Reverse takeover, Purchase Price (FY) (Details) - Nov. 04, 2022	USD ($) shares	$ / shares	USD ($) $ / shares
Net Assets (Liabilities) Acquired of PubCo and Finco [Abstract]
Consolidation ratio			28.09
DESG [Member]
Purchase Price [Abstract]
Fair value of shares retained by former shareholders of the Company (1,249,789 post 28.09:1 consolidation shares at CAD$0.60 ($0.44))			$ 551,820
Amounts due from the Company			$ 14,425
Net Assets (Liabilities) Acquired of PubCo and Finco [Abstract]
Number of shares retained on reverse takeover (in shares) | shares	1,249,789
Consolidation ratio			28.09
Fair value per share (in dollars per share) | (per share)		$ 0.6	$ 0.44
Finco [Member]
Purchase Price [Abstract]
Fair value of shares issued to former shareholders of Finco (5,456,250 shares at CAD$0.60 ($0.44))			$ 2,409,100
Fair value of replacement Finco warrants			760,932
Amounts due to Finco			(3,014,157)
Total consideration	$ 722,120
Net Assets (Liabilities) Acquired of PubCo and Finco [Abstract]
Cash			10
Accounts payable and accrued liabilities			(75,396)
Total net assets (liabilities)			(75,386)
Reduction to additional paid-in capital as a result of the recapitalization			$ 797,506
Fair value per share (in dollars per share) | (per share)		$ 0.6	$ 0.44
Number of shares issued (in shares) | shares	5,456,250